Note 3 - Personnel Expenses, Including Share-based Remuneration	6 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of employee benefits [text block]
Note 3.	Personnel Expenses, Including Share-based Remuneration

The table below specifies the amounts of personnel expenses including share-based remuneration (in thousands):

	Six months ended June 30,
	2022	2023
Personnel expenses, excluding share-based remuneration	$32,140	$32,260
Share-based remuneration, including related social security costs (1)	3,359	9,163
Total personnel expenses, including share-based remuneration	$35,499	$41,423

(1) Share-based remuneration expense related to awards granted by Kunlun to employees of Opera was nil and $2.7 million for the six months ended June 30, 2022 and 2023, respectively.

Share-based Remuneration

On February 27, 2023, Opera awarded 777,159 RSUs under its existing share incentive plan. The awards are scheduled to vest over 2023-2026. Also, because of the dividends declared by Opera during the first half of 2023, as described in Note 8, non-exercised RSUs were adjusted with the dividend yields, resulting in the number of outstanding RSUs increasing by 257,551.

Subsequent to February 27, 2023, a total of 997,288 ADSs were delivered to employees of Opera following the exercise of RSUs that had vested earlier in the year, and another 11,221 ADSs were exercised and delivered later in the period.

Kunlun, the ultimate parent of Opera, has enrolled certain employees of Opera in its share incentive plan under which these employees have received equity grants issued by Kunlun as compensation for services they provide to Opera. Opera does not have any obligation to settle the awards granted by Kunlun and such grants do not lead to dilution for Opera’s shareholders. Still, similar to grants awarded under Opera’s share incentive plan, grants from Kunlun to employees of Opera are accounted for as equity-settled share-based payments in these condensed interim consolidated financial statements.

All counts of RSUs, options and per-unit values related to Opera’s share incentive plan, as disclosed in these condensed interim consolidated financial statements, are converted to ADS equivalent units, while all counts of RSUs and per-unit values related to Kunlun’s share incentive plan are expressed in units of shares in Kunlun.

The following table specifies the movements in the number of RSUs and options outstanding in the period from January 1, 2023, until June 30, 2023:

	Opera: RSUs		Opera: Options		Kunlun awards (1)
	Number of RSUs	Weighted average grant date fair value	Number of options	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value
Outstanding as of January 1, 2023	1,785,275	$9.90	100,000	$3.40	2,925,000	$1.22
Regular grants during the period	777,159	$7.24	-	-	6,200,000	$1.96
Dividend adjustment grants during the period	257,551	-	-	-	-	-
Forfeited during the period	(13,466)	$9.16	-	-	(150,000)	$1.16
Exercised during the period	(1,008,509)	$8.37	(60,000)	$1.92	(832,500)	$1.08
Outstanding as of June 30, 2023	1,798,010	$8.19	40,000	$5.62	8,142,500	$1.78

(1) From the exercise of instruments granted by Kunlun, the employees will acquire shares of Kunlun Tech Co., Ltd., a company listed on the Shenzhen Stock Exchange.

As of June 30, 2023, the weighted average remaining vesting period for the RSUs and options outstanding under Opera’s share incentive plan was 1.06 years, and for RSUs outstanding under Kunlun’s share incentive plan the weighted average remaining vesting period was 1.58 years (As of December 31, 2022: 0.87 years and 1.17 years for Opera’s and Kunlun’s grants, respectively).

The fair value of RSUs granted by Opera was measured using a Monte Carlo simulation while the fair values of RSUs granted by Kunlun were measured using a Black-Scholes model. The table below specifies the inputs used for estimating the fair values of the awarded equity units:

	Opera 2023 RSU grants (3)	Kunlun 2023 RSU grants
Equity unit price valuation	$7.31	$3.39
Model Used	Monte Carlo	Black-Scholes
Expected Volatility (%) (1), (2)	65.64%	24.62%
Risk free interest rate (%) (1)	4.81%	2.12%
Duration of initial simulation period (years to longstop date)	2.85	NA
Duration of second simulation period with postponed exercise (years)	3.00	NA
Exercise price	$-	$1.50
Fair value at the measurement date	$7.24	$1.78

(1) Specified value is 3 years (modeled on yearly basis).

(2) Based on a defined peer group of comparable companies.

(3) Excluding dividend adjustment grants.